SEGMENT INFORMATION (Schedule of Major Customer Data) (Details) - Revenues [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.30%	14.80%	15.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.00%	5.70%	14.20%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.10%	6.40%